GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2013 according to the Company's reporting units are as follows (see also 16):

	IT professional services	Software services	Total

As of January 1, 2012	$11,908	$26,989	$38,897

Business combination	6,248	-	6,248
Adjustments due to finalized purchase price allocation	(120)	140	20
Foreign currency translation adjustments	-	(502)	(502)

As of December 31, 2012	18,036	26,627	44,663

Business combination	9,007	1,036	10,043
Classifications	430	-	430
Foreign currency translation adjustments	1,022	(845)	177

As of December 31, 2013	28,495	26,818	55,313